Promissory Note (Narrative II) (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 17, 2013	Apr. 24, 2013	Jun. 29, 2012	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock				250,000		250,000
Exercise Price			$ 3.52
Dividend yield			0.00%					0.00%	0.00%
Volatility rate	140.63%	140.75%	82.44%					134.80%	85.41%
Risk-free interest rate			0.24%					0.85%	0.75%
Expected life								5 years 22 days	4 years
Troubled debt restructuring loss						$ 0	$ 25,000	$ 25,000	$ 0
Accrued interest								174,000
Gain on extinguishment of debt				0	0	727,000	0
Amount paid under terms of the note						28,000
Payment on note payable						528,000	22,000	43,000	0
Morrison And Foerster L.L.P. [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock								375,000
Exercise Price								$ 0.83
Fair value of warrants								245,000
Dividend yield								0.00%
Volatility rate								134.00%
Risk-free interest rate								0.35%
Expected life								5 years
Repayment of unsecured debt						500,000
Extinguishment of unsecured debt						$ 1,227,000